Pension plan - Additional Information (Details) - Germany	Dec. 31, 2022	Dec. 31, 2021
Evotec DS
Pension plan
Assumed pension increases	2.00%
Discount rate	3.70%
Former member of the Management Board of Evotec SE
Pension plan
Assumed pension increases	2.00%	1.50%
Discount rate	3.51%	1.06%